Equity-Accounted Joint Ventures - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 184,394	$ 265,946	$ 142,057	$ 257,943
Other assets – current	1,294	4,148
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	932,414	1,016,050
Other assets – non-current	34,875	47,068
Other liabilities – non-current	78,582	83,058
Voyage revenues	726,791	624,480	597,831
Income from vessel operations	315,266	177,349	246,455
Bahrain LNG Joint Venture	23,993	65,668	8,523
Net income	$ 317,716	241,553	255,548
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%	30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	$ 593,510	396,578
Other assets – current	270,807	291,723
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,543,897	2,530,838
Net investments in direct financing and sales-type leases – non-current	4,067,526	4,173,688
Other assets – non-current	328,061	435,325
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	636,559	1,152,742
Other liabilities – current	259,353	160,915
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,019,421	3,671,995
Other liabilities – non-current	87,824	162,893
Voyage revenues	1,041,655	998,412	990,703
Income from vessel operations	604,979	589,595	572,985
Bahrain LNG Joint Venture	302	31,418	4,367
Net income	323,562	494,999	342,068
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Bahrain LNG Joint Venture	$ 5,080	$ 80,359	$ 22,376